Fair Value Measurements (Details) - Schedule of fair value measurement inputs and valuation techniques - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Fair Value Measurement Inputs And Valuation Techniques Abstract
Stock price on valuation date (in Dollars per share)	$ 4.52	$ 11.64
Volatility	73.80%	85.60%
Risk-free rate	2.76%	0.34%
Dividend yield